Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 90,706	£ 92,994
Trading assets	56,706	48,917
Derivatives	73,010	78,406
Settlement balances	8,214	2,085
Loans to banks - amortised cost	7,378	6,030
Loans to customers - amortised cost	407,135	400,326
Other financial assets	71,792	63,243
Intangible assets	7,513	7,588
Other assets	8,324	8,396
Total assets	730,778	707,985
Liabilities
Bank deposits	38,148	31,452
Customer deposits	436,756	433,490
Settlement balances	9,546	1,729
Trading liabilities	58,845	54,714
Derivatives	65,983	72,082
Other financial liabilities	65,940	61,087
Subordinated liabilities	6,006	6,136
Notes in circulation	3,287	3,316
Other liabilities	4,291	4,601
Total liabilities	688,802	668,607
Equity
Ordinary shareholders' interests	35,929	34,070
Other owners' interests	6,029	5,280
Owners' equity	41,958	39,350
Non-controlling interests	18	28
Total equity	41,976	39,378
Total liabilities and equity	£ 730,778	£ 707,985